CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	$ (86,393)	¥ (601,455)	¥ (209,295)	¥ (163,932)
Depreciation and amortization	1,519	10,578	6,398	3,330
Share-based compensation	3,602	25,074	6,176	5,290
Financing expense			4,722
Fair value changes of short-term investments	(114)	(793)	(215)
Provision for allowance for doubtful accounts	272	1,897	75
Allowance for inventory	454	3,162
Loss on disposal of property and equipment	18	122	54	118
Unrealized exchange gains	(256)	(1,783)	(31,496)
Changes in operating assets and liabilities:
Accounts receivable	(17,526)	(122,010)	(15,516)	(20,106)
Inventories	(7,549)	(52,555)	(22,290)	(1,542)
Prepayment and other current assets	(11,034)	(76,817)	(15,044)	(17,327)
Amounts due from NetEase Group	(530)	(3,690)	(2,030)	(6,028)
Operating lease right-of-use assets	292	2,035
Other assets	(1)	(6)	(2,417)	(1,120)
Contract liabilities	40,114	279,269	83,005	55,492
Accounts payables	4,039	28,117	14,611	8,841
Payroll payable	3,519	24,500	28,376	10,132
Taxes payable	1,234	8,588	8,272	7,739
Accrued liabilities and other payables	14,150	98,512	27,306	22,242
Amounts due to NetEase Group	599	4,170	18,978	9,733
Long-term lease liabilities	(675)	(4,702)
Other non-current liabilities	792	5,517
Net cash used in operating activities	(53,474)	(372,270)	(100,330)	(87,138)
Cash flows from investing activities:
Purchases of short-term investments	(31,026)	(216,000)	(87,000)
Proceeds of maturities of short-term investments	20,955	145,882	37,000
Placements of time deposits	(218,660)	(1,522,270)	(661,671)	(250)
Proceeds from maturities of time deposits	75,628	526,505	349,383
Purchase of intangible assets	(4)	(29)	(276)	(25)
Purchases of property and equipment	(2,607)	(18,147)	(13,688)	(10,631)
Proceeds from disposal of property and equipment	295	2,054	2,252	70
Payment for equity investment	(287)	(2,000)
Net cash used in investing activities	(155,706)	(1,084,005)	(374,000)	(10,836)
Cash flows from financing activities:
Proceeds received from Pre-IPO ordinary shareholders			41
Proceeds received from preferred shareholders, net of issuance cost			430,341
Proceeds from the issuance of IPO shares, net of issuance cost	90,546	630,364
Proceeds from concurrent private placement	126,643	881,662
Proceeds from non-controlling interests and other shareholders			711	1,500
Funding from NetEase Group	10,865	75,643	44,024	49,265
Proceeds from short-term loans from NetEase Group				57,000
Net cash provided by financing activities	228,054	1,587,669	475,117	107,765
Effect of exchange rate changes on cash and cash equivalents	28	196	1,120
Net increase in cash and cash equivalents	18,902	131,590	1,907	9,791
Cash and cash equivalents at beginning of year	5,995	41,738	39,831	30,040
Cash and cash equivalents at end of year	24,897	173,328	41,738	39,831
Supplemental disclosures of cash flow information:
Cash paid for income tax expenses	695	4,839	1,740	3,770
Cash paid for interest expenses	4,278	29,786	28,579	¥ 26,848
Non-cash investing and financing activities:
Accretions of convertible redeemable preferred shares to redemption value	5,156	35,893	30,311
Deemed contribution from NetEase Group related to issuance of preferred shares			¥ 4,722
Payables for offering expenses	$ 1,209	¥ 8,417